 U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street

Milwaukee, WI 53202

April 20, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Aquarius International Fund (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, the Aquarius International Fund, hereby certifies that the form of Prospectus that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated February 21, 2018 and filed electronically as Post-Effective Amendment No. 238 to the Company’s Registration Statement on Form N-1A on February 21, 2018.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz

Edward Paz

for U.S. Bancorp Fund Services, LLC